Financial instruments - Summary of Carrying Amount of Assets and Liabilities by Measurement Method (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2023	Mar. 31, 2022
Assets:
Total assets		¥ 21,481,116	¥ 21,271,427
Current assets		2,203,044	2,130,033
Non-current assets		19,278,072	19,141,394
Liabilities:
Total liabilities		9,323,652	8,391,013
Current liabilities		7,205,678	6,975,408
Non-current liabilities		2,117,974	1,415,605
Short Term Borrowing [Member]
Liabilities:
Financial liabilities required to be measured at AC		1,914,934	1,976,553
Current Portion of Long Term Debt [Member]
Liabilities:
Financial liabilities required to be measured at AC		187,942	171,409
Trade Payables [Member]
Liabilities:
Financial liabilities required to be measured at AC		1,701,598	1,716,316
Other Payables [Member]
Liabilities:
Financial liabilities required to be measured at AC		162,475	126,926
Deposits from Customers In The Banking Business [Member]
Liabilities:
Financial liabilities required to be measured at AC	[1]	3,306,981	3,004,215
Long Term Debt [Member]
Liabilities:
Financial liabilities required to be measured at AC		1,767,696	1,203,646
Other Financial Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at AC		61,128	63,281
Contingent consideration [member]
Liabilities:
Financial liabilities required to be measured at FVPL		51,512	21,552
Redeemable Non Controlling Interests [Member]
Liabilities:
Financial liabilities designated to be measured at FVPL		47,326	34,995
Deferred Consideration [Member]
Liabilities:
Financial liabilities required to be measured at AC	[2]	87,937
Derivatives
Liabilities:
Financial liabilities required to be measured at FVPL		34,123	72,120
Trade receivables [member]
Assets:
Financial assets required to be measured at amortized cost ("AC")	[3]	1,761,025	1,617,323
Other Receivabels [Member]
Assets:
Financial assets required to be measured at amortized cost ("AC")	[3]	2,712	2,736
Derivatives | Other Financial Assets [Member]
Assets:
Financial assets required to be measured at fair value through profit or loss ("FVPL")		70,144	61,023
Housing Loans in The Banking Business | Investments and Advances in the Financial Services Segment [Member]
Assets:
Financial assets required to be measured at amortized cost ("AC")		3,129,393	2,752,985
Time Deposit | Other Financial Assets [Member]
Assets:
Financial assets required to be measured at amortized cost ("AC")		36,671	39,223
Other Loans | Investments and Advances in the Financial Services Segment [Member]
Assets:
Financial assets required to be measured at amortized cost ("AC")		229,666	230,516
Security deposit | Other Financial Assets [Member]
Assets:
Financial assets required to be measured at amortized cost ("AC")		95,813	121,856
Non-current other receivables in the Pictures segment | Other Financial Assets [Member]
Assets:
Financial assets required to be measured at amortized cost ("AC")		152,619	166,279
Debt securities | Investments and Advances in the Financial Services Segment [Member]
Assets:
Financial assets required to be measured at amortized cost ("AC")		422,025	358,238
Financial assets required to be measured at fair value through profit or loss ("FVPL")		1,059,718	1,012,057
Financial assets designated to be measured at FVPL		188,906	267,169
Financial assets required to be measured at fair value through other comprehensive income ("FVOCI")		11,615,862	12,378,244
Debt securities | Other Financial Assets [Member]
Assets:
Financial assets required to be measured at fair value through profit or loss ("FVPL")		20,905	16,013
Financial assets required to be measured at fair value through other comprehensive income ("FVOCI")		125	522
Equity securities | Investments and Advances in the Financial Services Segment [Member]
Assets:
Financial assets required to be measured at fair value through profit or loss ("FVPL")		2,123,062	1,798,536
Financial assets designated to be measured at FVOCI		5,453	8,016
Equity securities | Other Financial Assets [Member]
Assets:
Financial assets required to be measured at fair value through profit or loss ("FVPL")		125,590	120,274
Financial assets designated to be measured at FVOCI		421,845	303,992
Other | Other Financial Assets [Member]
Assets:
Financial assets required to be measured at amortized cost ("AC")		¥ 19,582	¥ 16,425

[1]	Deposits from customers in the banking business include the non-current portion that is recorded within other financial liabilities in the consolidated statements of financial position.
[2]	Deferred consideration is recorded within other financial liabilities or trade and other payables in the consolidated statements of financial position.
[3]	The amounts of trade and other receivables exclude contract assets within trade and other receivables, and contract assets in the consolidated statements of financial position.